Investments (Credit Loss Component Of OTTI On Debt Securities Recognized In Earnings) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Roll Forward]
Beginning Balance	$ 18,170	$ 24,884
Additions:
Additional credit impairment	0	0
Deductions:
Sold	0	6,714
Ending Balance	18,170	18,170
Debt Securities
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Roll Forward]
Beginning Balance	16,586	20,186
Additions:
Additional credit impairment	0	0
Deductions:
Sold	0	3,600
Ending Balance	16,586	16,586
Equity Securities
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Roll Forward]
Beginning Balance	1,584	4,698
Additions:
Additional credit impairment	0	0
Deductions:
Sold	0	3,114
Ending Balance	$ 1,584	$ 1,584